Prospectus Supplement  dated January 12, 1998 to:

PUTNAM VARIABLE TRUST (the "Trust")
Prospectuses dated April 30, 1997 and November 20, 1997

In the section entitled "How the Trust is managed," the chart indicating the officers of Putnam Investment Management, Inc. ("Putnam Management") that have primary responsibility for the day-to-day management of the portfolio of Putnam VT Diversified Income Fund is replaced with the following:

                              Business Experience
                    Year      (at least 5 years)

Putnam VT Diversified  Income Fund

William Kohli            1997      Employed as an investment
professional by
Managing Director             Putnam Management
                              since 1994.   Prior to September,
                              1994, Mr. Kohli was an Executive
                              Vice President and Co-Director of
                              Global Bond Management and, prior
                              to October, 1993, Mr. Kohli was
                              Senior Portfolio Manager at
                              Franklin Advisors/
                              Templeton Investment Counsel.

Michael Martino          1994 Employed as an investment
professional by
Managing Director              Putnam Management since 1994.
                               Prior to January, 1994, Mr. Martino was employed by Back Bay Advisors in the positions of Executive Vice President and Chief Investment
                               Officer.

Gail S. Attridge         1997  Employed as an investment
                               professional by Senior Vice President
                               Putnam Management since 1993.  Prior to
                               November,  1993, Ms. Attridge was
                               an  Analyst at Keystone Custody International.

Jennifer E. Leichter    1993   Employed as an investment professional by
                               Senior Vice President Putnam Management since
                               1987.


Robert M. Paine          1998  Employed as an investment
                               professional by Senior Vice President by Putnam Management since 1987.

Max S. Senter            1998  Employed as an investment
                               professional by Senior Vice President
                               Putnam Management since  1998.

Kenneth J. Taubes        1997  Employed as an investment
                               professional by Senior Vice President
                               Putnam Management since 1991.



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